Note 8 - Related Party Transactions	12 Months Ended
Dec. 31, 2012
Notes
Note 8 - Related Party Transactions

NOTE 8 – Related Party Transactions

As of December 31, 2012, the Company operated out of office space that is being provided to us by our president and chief executive officer, Michael Hume, free of charge.  There is no written agreement or other material terms relating to this arrangement.

For the period March 3, 2011 (inception) to December 31, 2012 the Company’s rent expense was zero.  This is because of the short time period and the minimal level of operating activities that have transpired during this period of time.

Additionally, for the period of March 3, 2011 (inception) to December 31, 2012 the majority of the Company’s expenses were paid by Taurus Financial Partners, LLC (Taurus), an independent service provider that currently provides SEC EDGAR compliance and filing services to the Company, and have been accounted for under the accounts payable to a related party line item; as of December 31, 2012, Taurus owned 31.7% of the Company’s issued and outstanding common stock.